February 16, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     Horizons ETF Trust I

Securities Act File No. 333-183155

Investment Company Act File No. 811-22732

Ladies and Gentlemen:

On behalf of Horizons ETF Trust I (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, filed on February 9, 2018, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 9, 2018, accession number 0000891092-18-001127.

If you have any questions, please do not hesitate to contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Partner

Thompson Hine LLP

bibb.strench@thompsonhine.com